Share-Based Compensation Expenses (Details) - USD ($)				12 Months Ended
	Jan. 03, 2019	Jan. 03, 2018	Jan. 03, 2017	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation Expenses (Details) [Line Items]
Contractual life term				The contractual life of the options is 6 years, 7 years and 8 years, respectively. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 5-year, 7-year and 10-year government bond, using interpolation method, at the date of grant.
Recognized compensation expenses (in Dollars)				$ 62,073,367
Total unrecognized compensation cost (in Dollars)				$ 24,540,633
Weighted average period recognized or expected				1 year 87 days
Share awards granted on January 3, 2017("2018 Option") [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Recognized compensation expenses (in Dollars)	$ 15,886,067	$ 39,715,168
2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase (in Shares)			187,933,730
Terms of award			Accordingly, 60%, 20% and 20% of the award options shall vest on December 31, each of the years 2017 to 2019, respectively.
2017 Share Incentive Plan [Member] | December 31, 2017 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			60.00%
2017 Share Incentive Plan [Member] | December 31, 2018 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			20.00%
2017 Share Incentive Plan [Member] | December 31, 2019 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			20.00%
Share Incentive Plan 2018 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase (in Shares)				119,674,780
Terms of award				Accordingly, 50%, 30% and 20% of the award options shall vest on December 31, each of the years 2020 to 2022, respectively, with expiration dates on December 31, each of the years 2025 to 2027.
2019 Option [Member] | December 31, 2020 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights				50.00%
2019 Option [Member] | December 31, 2021 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights				30.00%
2019 Option [Member] | December 31, 2022 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights				20.00%
2018 Option [Member] | December 31, 2022 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Risk-free rate expected term					6 years